Supplemental Cash Flow Information and Non-Cash Activities (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information and Non-Cash Activities
Supplemental Cash Flow Information and Non Cash Activities

	2012		2013		2014
	(In millions of Korean Won)
Supplemental cash flow information
Cash paid during the year for income taxes	~~W~~	3,727	~~W~~	2,373	~~W~~	1,344
Interest paid		55		24		11
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	~~W~~	1,562	~~W~~	1,922	~~W~~	1,242
Reclassification of prepayment to intangible assets		312		1,361		31